Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 15.5%
Interactive Media & Services
Alphabet, Inc. “A”	354,208	119,722,304
Alphabet, Inc. “C”	280,420	94,930,583
Meta Platforms, Inc. “A”	155,770	111,609,205
		326,262,092
Consumer Discretionary 1.3%
Automobiles 0.6%
BYD Co., Ltd. “H”	915,000	11,394,054
Broadline Retail 0.7%
Amazon.com, Inc.*	27,915	6,680,059
MercadoLibre, Inc.*	4,091	8,786,609
		15,466,668
Financials 0.7%
Financial Services
Mastercard, Inc. “A”	28,888	15,564,565
Health Care 1.5%
Life Sciences Tools & Services 0.7%
Danaher Corp.	19,260	4,215,822
Thermo Fisher Scientific, Inc.	17,520	10,137,247
		14,353,069
Pharmaceuticals 0.8%
Eli Lilly & Co.	15,893	16,483,425
Industrials 5.1%
Aerospace & Defense 1.4%
Axon Enterprise, Inc.*	6,358	3,074,602
BWX Technologies, Inc.	96,921	19,910,481
Voyager Technologies, Inc. “A”* (a)	241,004	7,357,852
		30,342,935
Construction & Engineering 0.8%
Quanta Services, Inc.	35,760	16,972,769
Electrical Equipment 1.2%
Bloom Energy Corp. “A”*	167,860	25,408,968
Ground Transportation 0.7%
Uber Technologies, Inc.*	169,166	13,541,738

Professional Services 1.0%
Booz Allen Hamilton Holding Corp.	87,139	7,704,830
Verisk Analytics, Inc.	61,621	13,400,103
		21,104,933
Information Technology 75.4%
Communications Equipment 5.1%
Arista Networks, Inc.*	309,347	43,846,844
Ciena Corp.*	143,599	36,159,664
Motorola Solutions, Inc.	68,260	27,477,380
		107,483,888
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp. “A”	325,605	46,913,168
IT Services 5.7%
Cloudflare, Inc. “A”*	143,697	25,484,663
Globant SA*	107,525	7,191,272
MongoDB, Inc.*	83,293	30,929,190
Shopify, Inc. “A”*	218,739	28,705,119
Snowflake, Inc.*	141,854	27,335,266
		119,645,510
Semiconductors & Semiconductor Equipment 32.9%
Advanced Micro Devices, Inc.*	45,097	10,675,813
Analog Devices, Inc.	99,982	31,082,404
Applied Materials, Inc.	65,527	21,120,663
ASML Holding NV (Registered)	26,466	37,661,118
Broadcom, Inc.	502,950	166,627,335
Impinj, Inc.*	29,162	4,027,272
Lam Research Corp.	252,000	58,831,920
MACOM Technology Solutions Holdings, Inc.*	107,765	23,607,001
Marvell Technology, Inc.	296,641	23,410,908
Micron Technology, Inc.	96,625	40,087,780
NVIDIA Corp.	1,180,846	225,695,096
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	90,087	29,779,159
Texas Instruments, Inc.	92,399	19,916,604
		692,523,073
Software 22.6%
AppLovin Corp. “A”*	23,472	11,104,838
Atlassian Corp. “A”*	83,591	9,878,784
Box, Inc. “A”*	378,338	9,590,868
Braze, Inc. “A”*	327,622	6,821,090
Cadence Design Systems, Inc.*	99,268	29,419,064
Check Point Software Technologies Ltd.*	115,288	20,695,349
Crowdstrike Holdings, Inc. “A”*	73,083	32,259,202
Dynatrace, Inc.*	348,457	13,272,727
Guidewire Software, Inc.*	65,343	9,197,681
Intuit, Inc.	51,472	25,680,410
Microsoft Corp.	419,682	180,584,968
Oracle Corp.	281,747	46,369,921
Palantir Technologies, Inc. “A”*	136,392	19,993,703
Pegasystems, Inc.	211,442	9,237,901
ServiceNow, Inc.*	239,250	27,994,643
Synopsys, Inc.*	51,833	24,108,306
		476,209,455

Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	514,243	133,435,774
Sandisk Corp.*	20,834	12,005,592
		145,441,366
Total Common Stocks (Cost $880,926,621)		2,095,111,676

Other Investments 0.0%
Information Technology 0.0%
Software
Adams Capital Management LP (3.6% limited partnership interest)* (b) (Cost $1,863,749)	—	28,078

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (c) (d) (Cost $5,197,871)	5,197,871	5,197,871

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.67% (c) (Cost $11,671,917)	11,671,917	11,671,917

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $899,660,158)	100.3	2,112,009,542
Other Assets and Liabilities, Net	(0.3)	(7,355,238)
Net Assets	100.0	2,104,654,304
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (c) (d)
3,698,300	1,499,571 (e)	—	—	—	5,933	—	5,197,871	5,197,871
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.67% (c)
26,444,892	86,791,267	101,564,242	—	—	216,102	—	11,671,917	11,671,917
30,143,192	88,290,838	101,564,242	—	—	222,035	—	16,869,788	16,869,788

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $4,701,956, which is 0.2% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	28,078	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$326,262,092	$—	$—	$326,262,092
Consumer Discretionary	15,466,668	11,394,054	—	26,860,722
Financials	15,564,565	—	—	15,564,565
Health Care	30,836,494	—	—	30,836,494
Industrials	107,371,343	—	—	107,371,343
Information Technology	1,588,216,460	—	—	1,588,216,460
Other Investments (a)	—	—	—	28,078
Short-Term Investments (b)	16,869,788	—	—	16,869,788
Total	$2,100,587,410	$11,394,054	$—	$2,112,009,542

(a)	Investments measured at NAV as a practical expedient.
(b)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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